                        SEMIANNUAL REPORT / APRIL 30 2001

                           AIM DEVELOPING MARKETS FUND


                                  [COVER IMAGE]


                                [AIM FUNDS LOGO]

                            --Registered Trademark--

                                  [COVER IMAGE]

                     -------------------------------------

                 MURAL FROM THE TEMPLE OF LONGING BY PAUL KLEE

          PAUL KLEE'S ART WAS TRANSFORMED BY A TRIP HE TOOK TO TUNISIA

            IN 1914, WHERE HE WAS AWED BY THE LANDSCAPE'S BEAUTIFULLY

          INTENSE COLOR AND LIGHT. KLEE BROUGHT THESE QUALITIES TO HIS

         OWN WORK, CREATING IMAGINATIVE, LIGHT-FILLED PAINTINGS LIKE THE

          ONE ON THE COVER. RADIATING OPTIMISM AND ENERGY, KLEE'S MURAL

           IS A FITTING EMBLEM FOR THE DYNAMIC GROWTH PUSHING TODAY'S

                     EMERGING MARKETS INTO THE 21ST CENTURY.

                     -------------------------------------

AIM Developing Markets Fund is for shareholders who seek long-term growth of capital and secondarily seek income. The fund primarily invests in developing-market equity securities, but may also invest in developing-market debt securities.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Developing Markets Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales-charge structure and class expenses.
o The fund's average annual total returns (including sales charges) for periods ended 4/30/01 were as follows. Class A shares, inception (1/11/94), -6.42%; five years, -8.26%; one year, -28.86%. Class B shares, inception (11/3/97), -12.80%; one year, -29.51%. Class C shares, inception (3/1/99),
    2.26%; one year, -26.57%.
o In addition to returns as of the close of the reporting period, industry regulations require us to provide the fund's average annual total returns (including sales charges) for the periods ended 3/31/01 (the most recent calendar quarter-end), which are as follows. Class A shares, inception (1/11/94), -7.24%; five years, -8.70%; one year, -41.07%. Class B shares, inception (11/3/97), -14.54%; one year, -41.58%. Class C shares, inception (3/1/99), -0.45%; one year, -39.15%.
o   Had the advisor not waived fees total returns would have been lowered.
o Past performance cannot guarantee comparable future results. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.
o U.S. Treasury securities such as bills, notes and bonds offer a high degree of safety, and they guarantee the timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value and yield will vary with market conditions.
o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.
o Investing in emerging markets involves greater risk and potential reward than investing in more established markets.
o The fund invests in higher-yielding, lower-rated corporate bonds, commonly known as junk bonds, which have a greater risk of price fluctuation and loss of principal and income than do U.S. government securities (such as U.S. Treasury bills and bonds, the repayment of principal and interest of which are guaranteed by the government if held to maturity).
o Investing in small and mid-sized companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock-price fluctuations and illiquidity.
o The fund's investment return and principal value will fluctuate, so an investor's shares (when redeemed) may be worth more or less than their original cost.

 AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NEITHER GUARANTEED
      NOR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                   YOUR MONEY.

        This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

                           AIM DEVELOPING MARKETS FUND

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER

                    Dear Fellow Shareholder:

                    The six months ended April 30, 2001, the period covered by
[PHOTO OF           this report, were among the most difficult we have seen in
ROBERT H.           equity markets in years. Major indexes, both foreign and
GRAHAM]             domestic, posted negative returns, with the technology
                    sector and large-cap growth stocks hardest hit. By contrast, most segments of the bond market turned in positive returns.
                        What's the lesson? Well, just as the dot-com disaster
                    taught us that fundamentals such as earnings really do matter after all, I think this bear market has taught us that old-time investing basics such as diversification still matter too.
                        During the long bull market, which ran from 1982 until
                    last year, many pundits began to act as if stocks were risk-free investments, inevitably rising. That was never true. Downturns like the recent one are normal. Since its inception in 1926, the S&P 500 has seen a 20% decline--often used as the definition of a bear market--about every four and one-half to five years.
    Similarly, different asset classes go in and out of favor. Some years growth stocks are the best place to be; other years, value stocks. No one has devised a reliable technique for timing these changes of sentiment. But portfolio diversification has proven to be an effective way to manage the resulting risks over time.

HOW TO DIVERSIFY
One basic way to diversify is by owning funds invested in the three main types of securities: stocks, bonds and money market instruments. Generally speaking, when the stock market is up, the bond market is down and vice versa, while short-term money market investments provide steady return. Holding all three asset classes can help cushion your portfolio against big swings in any one category.
    Within an asset class, it is worth diversifying further. It is helpful, for example, to invest in different types of equities: growth and value stocks, domestic and foreign, large-company and small. Fixed-income assets can be diversified the same way with funds invested across various quality sectors, from super-safe U.S. Treasuries to riskier high-yield bonds. Your financial advisor can help you build a diversified portfolio by selecting a variety of funds.
    Diversifying also means regularly evaluating your assets and realigning the mix when necessary. The right asset mix depends on your financial situation, your age and your goals. Visit with your financial advisor at least once a year to review your investments to make sure they still make sense.

YOUR FUND MANAGERS' COMMENTS
The last six months have tested the patience of most investors, and we'd like to thank you for your confidence in us as we look forward to what we hope will be less trying markets the rest of this year. Your fund's portfolio managers discuss your fund in the following pages: what market conditions were like and how they have managed your fund. We hope you find their comments informative.
    If you have any questions or comments, please contact us at any time through our Web site, www.aimfunds.com. Our Client Services Department at 800-959-4246 operates during normal business hours. Information about your account is always available at our Web site and on our automated AIM Investor Line, 800-246-5463.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman

                           AIM DEVELOPING MARKETS FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


AIM DEVELOPING MARKETS FUND STRUGGLES WITH GLOBAL SLOWDOWN

HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?
As the worldwide economic slowdown deepened, corporate earnings shriveled and even lower profits were forecast, pulling down most world markets. Emerging countries felt the negative impact almost immediately. During the six-month reporting period ended April 30, 2001, total returns for AIM Developing Markets Fund, excluding sales charges, were -10.53% for Class A shares, -10.69% for Class B shares and -10.81% for Class C shares.

                              [COVER IMAGE DETAIL]

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WHAT TRENDS SHAPED THE MARKET?
Faced with declining growth, many companies trimmed expenditures. The resulting decline in demand for exports hit developing countries hard. Also, the past year's increases in energy prices had severe effects on countries whose income depends critically on fuel-hungry manufacturing or transportation.
    As investors flocked to sell stocks they now considered overvalued relative to corporate earning capacity, major stock-market indexes worldwide plummeted. Technology stocks were especially hard-hit, but the sell-off affected nearly all market sectors. As one of the most economically sensitive asset classes, emerging-markets equities have largely priced in much of the global slowdown already, offering some very attractive valuations.

WHAT HAS THE FUND BEEN DOING IN ASIAN MARKETS?
The fund continued to increase its exposure to Asia at the expense of holdings in Europe, the Middle East and Africa. During the first quarter of 2001, the fund benefited from strong performance in Asian IT hardware stocks, whose favorable valuations helped them outperform some of their more expensive counterparts in developed nations.
    Taiwan and Korea have been the best markets during 2001 to date, posting gains in the first quarter and again in April. India and Indonesia suffered from political and economic uncertainty, and some holdings there detracted from the fund's performance during the period. However, we found some good opportunities among certain Indian software companies whose stocks are greatly undervalued compared to the firms' strong cash flow and rapid growth.

HOW HAVE HOLDINGS IN EUROPE AND THE MIDDLE EAST FARED?
Russia has been underperforming somewhat but is still worthwhile; in the current environment of high energy prices, Russia's position as an oil producer is an important advantage. The fund continues to avoid Eastern Europe outside of Russia.
    Turkey was among last year's best performers, but in February a political and economic crisis forced the government to let its currency float, resulting in a devaluation of about 40% against the dollar. The fund is keeping its weighting low until we have a clear view of the effects on trading activity.

WHAT STEPS HAVE BEEN TAKEN IN LATIN AMERICA?
Latin America was one of the top-performing areas in the world. Energy prices and economic restructuring have made the region more attractive. The managers especially liked Mexican and Brazilian banks, which were beneficiaries of U.S. rate cuts. Argentina's economy gave cause for concern, but as political uncertainties pushed up interest rates to very attractive levels, we added to the portfolio's exposure there. Telecommunications stocks were attractively valued in Brazil (and other emerging markets), their prices having fallen along with those of their developed-market peers despite significantly higher corporate growth.

HOW WAS THE FUND POSITIONED AT THE END OF THE PERIOD?
As of April 30, 2001, the fund had 97 holdings. The fund favored two key

          See important fund and index disclosures inside front cover.

                           AIM DEVELOPING MARKETS FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

                              [COVER IMAGE DETAIL]

PORTFOLIO COMPOSITION
As of 4/30/01, based on total net assets

====================================================================================================================================
TOP 10 EQUITY HOLDINGS                                  TOP 10 INDUSTRIES                                   TOP 10 COUNTRIES
------------------------------------------------------------------------------------------------------------------------------------
 1. India Technology Equity Participation Ctfs.          1. Sovereign Debt                          20.85%   1. Russia        15.37%
    (India)                                      3.99%
                                                         2. Telecommunications (Cellular/Wireless)  11.42    2. Brazil        14.51
 2. SK Telecom Co., Ltd.-- ADR (South Korea)     3.65
                                                         3. Electronics (Component Distributors)     8.71    3. South Korea   13.17
 3. Grupo Televisa, S.A.-- ADR (Mexico)          2.75
                                                         4. Telephone                                7.15    4. Hong Kong     10.98
 4. China Unicom Ltd. (Hong Kong)                2.54
                                                         5. Banks (Major Regional)                   5.75    5. Taiwan        10.12
 5. Samsung Electronic Co., Ltd.-- Pfd
    (South Korea)                                2.39    6. Computers (Software & Services)          5.45    6. India          8.29

 6. Taiwan Semiconductor Manufacturing Co. Ltd.          7. Electronics (Semiconductors)             4.36    7. Mexico         6.83
    (Taiwan)                                     2.09
                                                         8. Entertainment                            3.56    8. South Africa   5.30
 7. China Mobile (Hong Kong) Ltd. (Hong Kong)    1.93
                                                         9. Land Development                         3.17    9. Venezuela      2.07
 8. Samsung Electronics Co., Ltd.-- GDR Reg S
    (South Korea)                                1.80   10. Banks (Regional)                         2.85   10. Israel         2.02

 9. Anglo American Platinum Corp. Ltd.
    (South Africa)                               1.64

10. Winbond Electronics Corp.-- GDR (Taiwan)     1.63

The fund's portfolio composition is subject to change, and there is no assurance that the fund will continue to hold any particular security.

====================================================================================================================================

sectors: telecoms and financials. The penetration rates of telecommunications across emerging markets are much lower than in the developed nations and expansion is proceeding at a rapid pace, creating excellent growth potential. Among financial holdings, the fund's key positions were in Korea and Latin America. The fund was comparable to its index in IT holdings.
    At the end of the reporting period, the fund was more heavily invested than its index in Russia, Hong Kong, China and Asia's smaller markets. Sovereign debt made up the largest sector of the portfolio at 20.9%, followed by technology at 20%, communications services at 19.8% and financials at 19.5%.

WHAT WERE SOME OF THE COMPANIES THAT LOOKED INTERESTING?
Among telecom stocks, we favored SK Telecom, South Korea's #1 wireless telecommunication services provider; China Mobile, which serves about 45 million subscribers in 13 provinces in China; and its competitor, China Unicom, providing paging, long-distance and international phone service, data services and mobile communications. In banking, ABN AMRO operates some 2,600 offices in 75 countries in addition to 900 in the Netherlands, its home base.
    Others are Samsung Electronics, a South Korean maker of computer memory chips and home electronic equipment; Winbond Electronics, which produces integrated circuits in Taiwan; Grupo Televisa, Mexico's #1 TV broadcaster and a leading magazine publisher; and Anglo American Platinum, the world's leading platinum producer.

WHAT WERE CONDITIONS AT THE CLOSE OF THE REPORTING PERIOD?
The more developed nations had largely worked their way through the excess inventories caused by the slowdown, opening up renewed opportunities for imports. The 200 basis points (2%) in interest-rate cuts made by the U.S. Federal Reserve during the reporting period were seen as a favorable development likely to generate positive spillover effects on developing markets.
    In Latin America, Argentina had taken steps to improve its economic situation, lifting markets higher in neighboring Brazil, its largest trade partner. The World Bank and the International Monetary Fund were working with both Argentina and Turkey to help them get through their immediate difficulties and return to sounder footing. In Korea, a major reform program was underway to reduce banks' bad debt and to improve profitability.
    We continued to regard developing markets as a good opportunity for investors able to accept volatility, which is to be expected because of emerging economies' sensitivity to political and economic events both inside and outside their borders.

SECTOR BREAKDOWN
As of 4/30/01

================================================================================
Other                                        4.77%

Energy, Utilities, Consumer Cyclical         3.91%

Basic Materials and Capital Goods            5.06%         [PIE CHART]

Sovereign Debt                              20.85%

Consumer Staples                             6.03%

Financials                                  19.45%

Technology                                  20.13%

Communications Services                     19.80%
================================================================================

          See important fund and index disclosures inside front cover.

                           AIM DEVELOPING MARKETS FUND

                      SEMIANNUAL REPORT / FOR CONSIDERATION

AIM PRIVACY POLICY

We are always aware that when you invest in an AIM fund, you entrust us with more than your money. You also share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
   AIM collects nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we use this information to administer your accounts with us through such activities as sending you transaction confirmations, annual reports, prospectuses and tax forms.
    Even within AIM, only people involved with servicing your accounts have access to your information.
    To ensure the highest level of confidentiality and security, AIM maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our Web site--www.aimfunds.com. More detail is available to you at that site.

                                  [LOCK IMAGE]

  A I M Capital Management, Inc. o A I M Distributors, Inc. o The AIM Family of
         Funds--Registered Trademark-- o AMVESCAP National Trust Company

                           AIM DEVELOPING MARKETS FUND

                      SEMIANNUAL REPORT / FOR CONSIDERATION

WORLDLY TERMS FOR INVESTING OVERSEAS

Opportunities to invest overseas through mutual funds continue to grow as foreign markets expand and the mutual fund industry broadens its product line.
    Here are some definitions you may find helpful in understanding your global investments.

INTERNATIONAL AND GLOBAL FUNDS.
International funds invest substantially all their assets outside the United States. Global funds invest here and overseas. This may enhance opportunities for an investment's growth since a slump in one nation's market may be offset by another's good performance. However, by placing all its assets overseas, an international fund exposes your entire investment in it to currency risk. A global fund may provide some shelter from currency risk because some of its investments will be in U.S. stocks or bonds. The risk/reward profile of a global fund may resemble that of an international fund. In addition to currency risk, international and global funds pose other risks not associated with domestic investing, including differences in accounting and in custody arrangements for a fund's foreign holdings, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

EMERGING OR DEVELOPING MARKETS.
Markets in countries moving from agriculture-based to industrialized economies, or from socialized systems to free markets. Brazil and Poland are examples. Relatively few securities trade in such new markets--imagine a market with as many companies as Wyoming rather than as many as the United States. The total market capitalization of Taiwan, for instance, is smaller than that of some large American corporations.
    Small size makes these markets vulnerable to the movement of large amounts of money, as the global crises of 1997-98 demonstrated. They are also very dependent on the health of more developed countries, whose prosperity often creates the demand for the goods and services developing markets have to offer. Because of these characteristics, a mutual fund that invests in developing nations is a riskier investment than a fund that invests only in developed markets.

ADRS (AMERICAN DEPOSITARY RECEIPTS). Tools to simplify overseas investing, often used by mutual fund managers.
    Instead of buying shares of foreign companies directly in foreign markets, which may have different trade-settlement and other practices, a fund manager can buy ADRs. An ADR is a receipt, created by a U.S. bank, representing ownership of shares of a foreign company. The underlying shares are held by a custodian in the issuing company's home country. ADRs are denominated in dollars and registered with the SEC. They trade on exchanges and over the counter, as U.S. shares do. An ADR entitles the owner to dividends and capital gains produced by the underlying shares.
    An ADR will be identified by those initials in the Schedule of Investments in your fund's financial pages.

GDRS (GLOBAL DEPOSITARY RECEIPTS). Similar to ADRs. GDRs can be issued by European, Asian, U.S. or Latin American corporations, and are often issued by companies in emerging markets. They can be traded on stock exchanges around the world, thus allowing a company to raise capital in many markets, not just its home market. As with an ADR, a GDR in your fund's portfolio will be identified by those initials in the Schedule of Investments.

CURRENCY RISK. For an American investor, the risk that changes in the value of the dollar compared to other currencies will hurt an investment. For example, if your mutual fund is earning interest in British pounds, a weak dollar is good for you. If you were to sell your shares, you would have to convert the pounds into dollars. If the dollar had declined, the pounds you've earned would buy more dollars. If the dollar had risen, your pounds would buy fewer dollars.

HEDGE. An investment designed to offset the risk of another investment, often used to manage currency risk. One simple currency hedge is a forward foreign currency contract. Let's say you have an investment denominated in British pounds that you would like to protect from changes in the relative value of pounds and dollars. You could sign a contract with another party to exchange pounds and dollars on a specified later date at the exchange rate prevailing when the contract is signed. This eliminates the risk of loss (and the possibility of gain) caused solely by changes in the relative value of the two currencies. Such a forward foreign currency contract would be listed in the financial notes in your fund's annual and semiannual reports.

                           AIM DEVELOPING MARKETS FUND

SCHEDULE OF INVESTMENTS
April 30, 2001
(Unaudited)

                                                     MARKET
                                      SHARES         VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-74.38%

ARGENTINA-0.72%

Grupo Financiero Galicia S.A.-ADR
  (Banks-Regional)                       82,800   $  1,237,860
==============================================================

BRAZIL-7.58%

Brasil Telecom Participacoes
  S.A.-Pfd. (Telephone)             195,600,000      1,778,995
--------------------------------------------------------------
Brasil Telecom Participacoes
  S.A.-Receipts (Telephone)(a)        2,324,000         19,491
--------------------------------------------------------------
Embratel Participacoes S.A.-Pfd.
  (Telephone)                        91,600,000        862,413
--------------------------------------------------------------
Itausa-Investimentos Itau S.A.
  (Investment Management)(a)             56,985         47,401
--------------------------------------------------------------
Itausa-Investimentos Itau
  S.A.-Pfd.-Receipts (Investment
  Management)(a)                          3,432          2,855
--------------------------------------------------------------
Itausa-Investimentos Itau
  S.A.-Pfd. (Investment
  Management)                         1,882,400      1,626,022
--------------------------------------------------------------
Petroleo Brasileiro
  S.A.-Petrobras-Pfd. (Oil &
  Gas-Exploration & Production)          45,000      1,098,263
--------------------------------------------------------------
Tele Norte Leste Participacoes
  S.A.-ADR (Telephone)                  120,000      2,097,600
--------------------------------------------------------------
Telecomunicacoes Participacoes de
  Sao Paulo S.A. (Telephone)              1,000              6
--------------------------------------------------------------
Telesp Celular Participacoes
  S.A.-Pfd. (Telecommunications-
  Cellular/Wireless)                301,401,000      2,092,448
--------------------------------------------------------------
Unibanco-Uniao de Bancos
  Brasileiros S.A.-GDR
  (Banks-Major Regional)                103,416      2,487,155
--------------------------------------------------------------
Unibanco-Uniao de Bancos
  Brasileiros S.A.-Units
  (Banks-Major Regional)(b)          19,000,000        950,892
==============================================================
                                                    13,063,541
==============================================================

HONG KONG-10.98%

China Everbright Ltd. (Land
  Development)(a)                     1,718,000      1,663,149
--------------------------------------------------------------
China Mobile Ltd.
  (Telecommunications-
  Cellular/Wireless)(a)                 675,500      3,325,965
--------------------------------------------------------------
China Unicom Ltd.
  (Telecommunications-
  Cellular/Wireless)(a)               3,128,000      4,371,740
--------------------------------------------------------------
Denway Motors Ltd. (Auto
  Parts & Equipment)(a)               4,260,000      1,269,970
--------------------------------------------------------------
First Pacific Company Ltd.
  (Distributors-Food & Health)(a)     6,054,000      1,366,206
--------------------------------------------------------------
Hang Lung Development Co. Ltd.
  (Land Development)                  3,000,000      2,596,487
--------------------------------------------------------------
New World Development Co. Ltd.
  (Manufacturing-Diversified)         2,028,000      2,509,322
--------------------------------------------------------------
Shum Yip Investment Ltd. (Land
  Development)(a)                     4,460,000      1,200,923
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
HONG KONG-(CONTINUED)

TCL International Holdings Ltd.
  (Electronics-Component
  Distributors)(a)                    4,330,000   $    627,375
==============================================================
                                                    18,931,137
==============================================================

HUNGARY-0.01%

Pannonplast Rt. (Building Materials)      2,126         25,269
--------------------------------------------------------------
Technoimpex (Services-Commercial
  & Consumer)(a)(c)                       1,400              0
==============================================================
                                                        25,269
==============================================================

INDIA-8.29%

BSES Ltd. (Electric Companies)              100            415
--------------------------------------------------------------
Cinevista Communications
  (Telecommunications-Long
  Distance)(a)                            3,700          3,468
--------------------------------------------------------------
ICICI Bank Ltd.
  (Banks-Regional)(c)                   441,384      1,491,856
--------------------------------------------------------------
India Consumer and
  Financial-Equity Participation
  Ctfs., expiring 02/07/02
  (Goldman Sachs Group, Inc.)
  (Financial-Diversified)(d)              3,900      2,572,214
--------------------------------------------------------------
India Technology-Equity
  Participation Ctfs., expiring
  05/29/01 (Goldman Sachs Group,
  Inc.) (Computers-Software &
  Services)(d)                           29,010      6,886,974
--------------------------------------------------------------
Indian Hotels Co. Ltd. (Lodging
  Hotels)(c)                                 50            254
--------------------------------------------------------------
ITC Ltd. (Tobacco)(c)                     1,299         23,219
--------------------------------------------------------------
Ranbaxy Laboratories Ltd. (Health
  Care-Drugs-Generic & Other)(c)             50            535
--------------------------------------------------------------
Silverline Technologies Ltd.-ADR
  (Computers-Software & Services)(a)    127,542        581,592
--------------------------------------------------------------
State Bank of India (Banks-Major
  Regional)(c)                            1,050          4,708
--------------------------------------------------------------
Videsh Sanchar Nigam Ltd.-ADR
  (Telephone)                           202,643      2,735,680
==============================================================
                                                    14,300,915
==============================================================

INDONESIA-1.91%

PT Gudang Garam TBK (Tobacco)           458,000        452,078
--------------------------------------------------------------
PT Hanjaya Mandala Sampoerna TBK
  (Tobacco)                             851,000        913,358
--------------------------------------------------------------
PT Lippo Bank TBK (Banks-Major
  Regional)(a)                      128,519,400        443,170
--------------------------------------------------------------
PT Telekomunikasi Indonesia-ADR
  (Insurance-Property-Casualty)         152,962        622,555
--------------------------------------------------------------
PT Telekomunikusi Indonesia
  (Telephone)(a)                      4,176,000        864,000
==============================================================
                                                     3,295,161
==============================================================

ISRAEL-2.02%

Bank Leumi Le-Israel (Banks-Money
  Center)                               842,913      1,776,378
--------------------------------------------------------------
Bezeq Israeli Telecommunications
  Corp. Ltd. (Telephone)              1,028,100      1,455,210
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
ISRAEL-(CONTINUED)

RADVision Ltd.
  (Computers-Software & Services)(a)     32,854   $    246,405
==============================================================
                                                     3,477,993
==============================================================

MALAYSIA-0.87%

Public Finance Berhad
  (Banks-Regional)                      627,000        491,694
--------------------------------------------------------------
Star Publications Berhad
  (Publishing-Newspapers)               436,000      1,003,934
==============================================================
                                                     1,495,628
==============================================================

MEXICO-6.83%

Fomento Economico Mexicano, S.A.
  de C.V.-ADR
  (Beverages-Alcoholic)                  39,324      1,502,177
--------------------------------------------------------------
Grupo Financiero Banamex Accival,
  S.A. de C.V.-Class O
  (Financial-Diversified)             1,044,888      1,946,471
--------------------------------------------------------------
Grupo Financiero Bancomer, S.A.
  de C.V.-Class O
  (Banks-Regional)(a)                 2,108,490      1,689,524
--------------------------------------------------------------
Grupo Televisa S.A.-ADR
  (Entertainment)(a)                    124,628      4,739,603
--------------------------------------------------------------
Telefonos de Mexico S.A. de
  C.V.-Class L-ADR (Telephone)           54,624      1,889,990
==============================================================
                                                    11,767,765
==============================================================

PAKISTAN-0.00%

Dewan Salman Fibre Ltd.
  (Chemicals-Specialty)                       6              2
--------------------------------------------------------------
Pakistan State Oil Co. Ltd.
  (Oil-International Integrated)             93            215
==============================================================
                                                           217
==============================================================

PHILIPPINES-0.36%

Philippine Long Distance
  Telephone Co.-ADR (Telephone)          46,932        624,196
==============================================================

RUSSIA-3.52%

Mobile Telesystems-ADR
  (Telecommunications-
  Cellular/Wireless)(a)                  95,200      2,732,240
--------------------------------------------------------------
RAO Unified Energy Systems-GDR
  (Electric Companies)                  140,740      1,543,918
--------------------------------------------------------------
Surgutneftegaz-ADR (Oil &
  Gas-Exploration & Production)         157,000      1,789,800
==============================================================
                                                     6,065,958
==============================================================

SOUTH AFRICA-5.30%

Anglo American Platinum Corp.
  Ltd. (Metals Mining)                   63,000      2,823,892
--------------------------------------------------------------
Barloworld Ltd.
  (Manufacturing-Diversified)           207,000      1,430,697
--------------------------------------------------------------
Impala Platinum Holdings Ltd.
  (Metals Mining)                        18,200        872,603
--------------------------------------------------------------
Johnnic Holdings Ltd.
  (Entertainment)                       168,243      1,393,295
--------------------------------------------------------------
Standard Bank Investment Corp.
  Ltd. (Banks-Major Regional)           366,900      1,468,971
--------------------------------------------------------------
Venfin Ltd. (Investment
  Management)                           508,850      1,153,309
==============================================================
                                                     9,142,767
==============================================================

                                                     MARKET
                                      SHARES         VALUE
SOUTH KOREA-13.17%

H&CB-ADR (Banks-Major Regional)          19,933   $    191,357
--------------------------------------------------------------
Kookmin Bank-GDR (Banks-Major
  Regional)(e) (Acquired
  09/06/00-09/20/00; Cost
  $1,762,858)                           156,202      1,788,513
--------------------------------------------------------------
Korea Telecom Corp.-Wts.,
  expiring 11/02/01
  (Telecommunications-Long
  Distance)                              44,510      2,126,732
--------------------------------------------------------------
Pohang Iron & Steel Co. Ltd.-ADR
  (Iron & Steel)                         55,000      1,100,550
--------------------------------------------------------------
Samsung Electronics Co.,
  Ltd.-GDR, REGS
  (Electronics-Component
  Distributors)                          33,700      3,110,510
--------------------------------------------------------------
Samsung Electronics Co.,
  Ltd.-Pfd. (Electronics-
  Component Distributors)                55,300      4,114,958
--------------------------------------------------------------
Samsung Securities Co. Ltd.
  (Investments-Banking/Brokerage)        78,700      2,067,593
--------------------------------------------------------------
Shinhan Bank-GDR (Banks-Major
  Regional)                             105,600      1,916,640
--------------------------------------------------------------
SK Telecom Co., Ltd.-ADR
  (Telecommunications-
  Cellular/Wireless)                    299,192      6,297,992
==============================================================
                                                    22,714,845
==============================================================

TAIWAN-10.12%

Compeq Manufacturing Co., Ltd.
  (Computers-Hardware)                  907,400      2,772,688
--------------------------------------------------------------
Hon Hai Precision Industry Co.,
  Ltd. (Electronics-Component
  Distributors)                             367          2,154
--------------------------------------------------------------
Taiwan Semiconductor
  Manufacturing Co. Ltd.
  (Electronics-Semiconductors)(a)       529,920      1,466,182
--------------------------------------------------------------
Taiwan Semiconductor Manufacturing
  Co. Ltd.-Equity Participation
  Ctfs., expiring 01/10/02 (ABN-AMRO)
  (Electronics-Semiconductors)(d)     1,305,427      3,595,668
--------------------------------------------------------------
Taiwan Semiconductors
  Manufacturing Co. Ltd.-ADR
  (Electronics-Semiconductors)          101,560      2,461,814
--------------------------------------------------------------
United Microelectronics Corp.
  Ltd-Equity Participation Ctfs.,
  expiring 02/22/02 (UBS Warburg)
  (Electronics-Component
  Distributors)(d)                    1,676,040      2,681,664
--------------------------------------------------------------
United Microelectronics Corp.
  Ltd. (Electronics-Component
  Distributors)(a)                    1,046,600      1,670,614
--------------------------------------------------------------
Windbond Electronics Corp.-GDR
  (Electronics-Component
  Distributors)(a)                      236,300      2,804,881
==============================================================
                                                    17,455,665
==============================================================

THAILAND-1.48%

Shin Corporations Public Co. Ltd.
  (Computers-Software & Services)(a)    464,000      1,677,108
--------------------------------------------------------------
Total Access Communication PLC
  (Telecommunications-
  Cellular/Wireless)                    316,200        869,550
==============================================================
                                                     2,546,658
==============================================================

TURKEY-1.22%

Haci Omer Sabanci Holding A.S.
  (Investment Management)           289,055,562      1,438,338
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
TURKEY-(CONTINUED)

Yapi ve Kredi Bankasi A.S.
  (Banks-Major Regional)            141,843,000   $    656,279
==============================================================
                                                     2,094,617
==============================================================
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $146,849,285)                                128,240,192
==============================================================
                                    PRINCIPAL
                                      AMOUNT
U.S. DOLLAR DENOMINATED BONDS &
  NOTES-20.85%

SOVEREIGN DEBT-20.85%

Republic of Brazil (Brazil),
  Unsec. Bonds, 10.13%, 05/15/27   $  3,520,000      2,661,145
--------------------------------------------------------------
  Floating Rate Gtd. Bonds,
    5.50%, 04/15/12(f)                5,797,000      4,146,605
--------------------------------------------------------------
  Series C, Bonds, 8.00%,
    04/15/14                          6,030,215      4,593,034
--------------------------------------------------------------
  Unsec. Bonds, 12.25%, 03/06/30        630,000        548,100
--------------------------------------------------------------
Republic of Venezuela
  (Venezuela),
  Unsec. Bonds, 9.25%, 09/15/27       2,879,000      2,008,580
--------------------------------------------------------------
  Series DL, Floating Rate Deb.,
    7.38%, 12/18/07(f)                1,833,315      1,559,172
--------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                      AMOUNT         VALUE
Russian Federation (Russia),
  Sr. Unsec. Unsub. Euro Bonds,
    12.75%, 06/24/28               $  5,663,000   $  5,085,918
--------------------------------------------------------------
  Sr. Unsec. Unsub. Euro Bonds,
    11.75%, 06/10/03                  1,250,000      1,249,886
--------------------------------------------------------------
  Unsec. Unsub. Disc. Bonds,
    7.50%, 03/31/30 (Acquired
    08/25/00; Cost
    $5,614,371)(e)(g)                13,102,320      5,502,974
--------------------------------------------------------------
  Unsec. Unsub. Euro Bonds,
    11.00%, 07/24/18                  4,000,000      3,009,600
--------------------------------------------------------------
  Unsec. Unsub. Euro Notes,
    8.75%, 07/24/05                   5,020,000      4,211,253
--------------------------------------------------------------
  Unsec. Unsub. Notes, 8.25%,
    03/31/10 (Acquired
    08/25/00-09/01/00; Cost
    $1,341,703)(e)                    1,975,614      1,368,113
==============================================================
    Total U.S. Dollar Denominated
      Bonds & Notes (Cost
      $32,569,714)                                  35,944,380
==============================================================
                                      SHARES

MONEY MARKET FUNDS-2.37%

STIC Liquid Assets Portfolio(h)       2,047,393      2,047,393
--------------------------------------------------------------
STIC Prime Portfolio(h)               2,047,393      2,047,393
==============================================================
    Total Money Market Funds
      (Cost $4,094,786)                              4,094,786
==============================================================
TOTAL INVESTMENTS-97.60% (Cost
  $183,513,785)                                    168,279,358
==============================================================
OTHER ASSETS LESS
  LIABILITIES-2.40%                                  4,140,724
==============================================================
NET ASSETS-100.00%                                $172,420,082
______________________________________________________________
==============================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
GDR     - Global Depositary Receipt
Gtd.    - Guaranteed
Pfd.    - Preferred
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes common or preferred shares of the issuer.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d)  Acquired as part of a unit with or in exchange for other securities.
(e) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 04/30/01 was $8,659,600, which represented 5.02% of the Fund's net assets.
(f) The coupon rate shown on floating rate notes represents the rate at period end.
(g) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.
 8

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $183,513,785)*                                $168,279,358
------------------------------------------------------------
Foreign currencies, at value (cost $7,223)             7,199
------------------------------------------------------------
Receivables for:
  Investments sold                                 2,520,773
------------------------------------------------------------
  Fund shares sold                                 1,077,543
------------------------------------------------------------
  Dividends and interest                           1,286,430
------------------------------------------------------------
Collateral for securities loaned                   9,728,519
------------------------------------------------------------
Other assets                                          20,796
============================================================
    Total assets                                 182,920,618
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             454,637
------------------------------------------------------------
  Collateral upon return of securities loaned      9,728,519
------------------------------------------------------------
Accrued administrative services fees                   4,041
------------------------------------------------------------
Accrued distribution fees                            140,708
------------------------------------------------------------
Accrued trustees' fees                                 1,331
------------------------------------------------------------
Accrued transfer agent fees                           81,740
------------------------------------------------------------
Accrued operating expenses                            89,560
============================================================
    Total liabilities                             10,500,536
============================================================
Net assets applicable to shares outstanding     $172,420,082
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $113,628,389
____________________________________________________________
============================================================
Class B                                         $ 57,245,412
____________________________________________________________
============================================================
Class C                                         $  1,546,281
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           14,369,291
____________________________________________________________
============================================================
Class B                                            7,296,259
____________________________________________________________
============================================================
Class C                                              197,298
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $       7.91
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.91 divided by
      95.25%)                                   $       8.30
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $       7.85
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $       7.84
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the six months ended April 30, 2001
(Unaudited)

INVESTMENT INCOME:

Interest                                        $  2,732,779
------------------------------------------------------------
Dividends (net of foreign withholding tax of
  $62,316)                                           901,681
------------------------------------------------------------
Dividends from affiliated money market funds          58,958
------------------------------------------------------------
Security lending income                               25,344
============================================================
    Total investment income                        3,718,762
============================================================

EXPENSES:

Advisory fees                                        933,807
------------------------------------------------------------
Administrative services fees                          24,726
------------------------------------------------------------
Custodian fees                                        72,733
------------------------------------------------------------
Distribution fees -- Class A                         248,559
------------------------------------------------------------
Distribution fees -- Class B                         341,140
------------------------------------------------------------
Distribution fees -- Class C                           7,849
------------------------------------------------------------
Interest                                               2,482
------------------------------------------------------------
Transfer agent fees                                  515,227
------------------------------------------------------------
Trustees' fees                                         7,177
------------------------------------------------------------
Other                                                 98,761
============================================================
    Total expenses                                 2,252,461
============================================================
Less: Fees waived                                   (356,970)
------------------------------------------------------------
    Expenses paid indirectly                         (12,976)
============================================================
    Net expenses                                   1,882,515
============================================================
Net investment income                              1,836,247
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                          (29,105,910)
------------------------------------------------------------
  Foreign currencies                                (491,251)
============================================================
                                                 (29,597,161)
============================================================
Change in net unrealized appreciation of:
  Investment securities                            6,317,446
------------------------------------------------------------
  Foreign currencies                                  46,913
============================================================
                                                   6,364,359
============================================================
Net gain (loss) from investment securities and
  foreign currencies                             (23,232,802)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(21,396,555)
____________________________________________________________
============================================================

* At April 30, 2001, securities with an aggregate market value of $9,492,227 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended April 30, 2001 and the year ended October 31, 2000 (Unaudited)

                                                               APRIL 30,       OCTOBER 31,
                                                                  2001            2000
                                                              ------------    -------------
OPERATIONS:

  Net investment income (loss)                                $  1,836,247    $    (332,934)
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                         (29,597,161)      (5,936,831)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 6,364,359      (18,736,806)
===========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (21,396,555)     (25,006,571)
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (700,736)        (611,162)
-------------------------------------------------------------------------------------------
  Advisor Class*                                                        --           (1,538)
-------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (8,817,168)      (8,288,646)
-------------------------------------------------------------------------------------------
  Class B                                                      (14,302,020)      42,716,558
-------------------------------------------------------------------------------------------
  Class C                                                          104,213        1,635,318
-------------------------------------------------------------------------------------------
  Advisor Class*                                                        --         (659,631)
===========================================================================================
    Net increase (decrease) in net assets                      (45,112,266)       9,784,328
===========================================================================================

NET ASSETS:

  Beginning of period                                          217,532,348      207,748,020
===========================================================================================
  End of period                                               $172,420,082    $ 217,532,348
___________________________________________________________________________________________
===========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $401,269,908    $ 424,284,883
-------------------------------------------------------------------------------------------
  Undistributed net investment income                            1,223,947           88,436
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                         (214,819,878)    (185,222,717)
-------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                          (15,253,895)     (21,618,254)
===========================================================================================
                                                              $172,420,082    $ 217,532,348
___________________________________________________________________________________________
===========================================================================================

* Advisor Class shares were converted to Class A shares effective as of close of business February 11, 2000.

See Notes to Financial Statements.
 10

NOTES TO FINANCIAL STATEMENTS
April 30, 2001
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Developing Markets Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000 the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Advisor Class shares were sold without a sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital and its secondary objective is income, to the extent consistent with seeking growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $184,591,854 as of October 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires on varying dates and in varying increments, if not previously utilized, in the year 2008.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation.

   Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. INVESCO Asset Management Limited is the Fund's sub-advisor and sub-administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 1.75%, 2.40% and 2.40%, respectively. For the six months ended April 30, 2001, AIM waived fees of $356,970.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2001, AIM was paid $24,726 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2001, AFS was paid $345,736 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $248,559, $341,140 and $7,849 respectively, as compensation under the Plans.
  AIM Distributors received commissions of $8,231 from sales of the Class A shares of the Fund during the six months ended April 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2001, AIM Distributors received $2,244 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the six months ended April 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,225 and reductions in custodian fees of $10,751 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $12,976.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At April 30, 2001, securities with an aggregate value of $9,492,227 were on loan to brokers. The loans were secured by cash collateral of $9,728,519 received by the Fund and invested in affiliated money market funds as follows:
$4,864,260 in STIC Liquid Assets Portfolio and $4,864,259 in STIC Prime Portfolio. For the six months ended April 30, 2001, the Fund received fees of $25,344 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2001 was $97,574,180 and $123,542,021, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 14,664,595
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (30,103,348)
=========================================================
Net unrealized appreciation (depreciation)
  of investment securities                   $(15,438,753)
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $183,718,111.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2001 and the year ended October 31, 2000 were as follows:

                                                                    APRIL 30, 2001                  OCTOBER 31, 2000
                                                              --------------------------    --------------------------------
                                                                SHARES         AMOUNT         SHARES            AMOUNT
                                                              ----------    ------------    ----------    ------------------
Sold:
  Class A                                                      5,083,724    $ 42,264,810     4,368,248    $  46,361,270
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                        980,944       8,485,314       828,920        9,063,557
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                        126,650       1,041,794       149,805        1,690,938
----------------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --         3,615         (118,692)
============================================================================================================================
Issued as reinvestment of dividends:**
  Class A                                                         58,769         501,891        40,351          452,453
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --         2,445           25,799
----------------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --           137            1,534
============================================================================================================================
Issued in connection with acquisitions:
  Class A                                                             --              --     4,474,504       47,588,765
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --     7,049,831       74,412,545
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --        32,330          341,089
============================================================================================================================
Conversion of Advisor Class to Class A shares***
  Class A                                                             --              --         8,558          109,035
----------------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                       --              --        (8,558)        (109,035)
============================================================================================================================
Reacquired:
  Class A                                                     (6,097,178)    (51,583,869)   (9,512,192)    (102,800,169)****
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,753,687)    (22,787,334)   (3,891,896)     (40,785,343)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (113,498)       (937,581)      (40,068)        (396,709)
----------------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --       (37,214)        (433,438)
============================================================================================================================
                                                              (2,714,276)   $(23,014,975)    3,468,816    $  35,403,599
____________________________________________________________________________________________________________________________
============================================================================================================================

   * Advisor Class share activity for the period November 1, 1999 through February 11, 2000 (date of conversion).
  ** As of the close of business on June 16, 2000, the Fund acquired all the net assets of AIM Emerging Markets Debt Fund pursuant to a plan of reorganization approved by AIM Emerging Markets Debt Fund's shareholders on May 31, 2000. The acquisition was accomplished by a tax-free exchange of 11,556,665 shares of the Fund for 13,847,344 shares of AIM Emerging Markets Debt Fund outstanding as of the close of business on June 16, 2000. AIM Emerging Markets Debt Fund's net assets at that date of $122,342,399, including ($257,567) of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $193,278,258.
 *** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all shares were converted to Class A shares of the Fund.
**** This amount includes $114,574 of redemption fees associated with the merger of AIM Eastern Europe Fund for 2000.

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                      YEAR ENDED OCTOBER 31,
                                                         APRIL 30,        -------------------------------------------------------
                                                          2001(a)         2000(a)     1999(a)     1998(a)    1997(b)       1996
                                                     -----------------    --------    --------    -------    --------    --------
Net asset value, beginning of period                     $   8.89         $   9.86    $   7.53    $ 12.56    $  13.84    $  11.60
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.09             0.01        0.06       0.39(c)     0.25        0.53
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                         (1.02)           (0.95)       2.36      (5.10)      (1.53)       2.19
=================================================================================================================================
    Total from investment operations                        (0.93)           (0.94)       2.42      (4.71)      (1.28)       2.72
=================================================================================================================================
Redemptions fees retained                                      --             0.01        0.03       0.28          --          --
---------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                   (0.05)           (0.04)      (0.12)     (0.60)         --       (0.48)
=================================================================================================================================
Net asset value, end of period                           $   7.91         $   8.89    $   9.86    $  7.53    $  12.56    $  13.84
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(d)                                            (10.53)%          (9.52)%     33.11%    (37.09)%     (9.25)%     23.59%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $113,628         $136,160    $157,198    $87,517    $457,379    $504,012
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including
  interest expense):
  With fee waivers                                           1.77%(e)         1.87%       1.91%      1.93%       1.75%(f)    1.82%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                        2.14%(e)         1.95%       2.38%      2.34%       1.83%(f)    1.85%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                     2.14%(e)         0.05%       0.68%      3.84%       2.03%(f)    4.07%
=================================================================================================================================
Ratio of interest expense to average net assets              0.00%            0.01%       0.01%      0.20%         --          --
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                        52%             192%        125%       111%        184%        138%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Prior to November 1, 1997, the Fund was known as G.T. Developing Markets Fund, Inc. All capital shares issued and outstanding on October 31, 1997 were reclassified as Class A shares.
(c) Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.14 per share.
(d) Does not include sales charges and is not annualized for period less than one year.
(e) Ratios are annualized and based on average daily net assets of $122,252,928.
(f)  Annualized.

                                                                                       CLASS B
                                                              ----------------------------------------------------------
                                                                                                        NOVEMBER 3, 1997
                                                                                      YEAR ENDED          (DATE SALES
                                                              SIX MONTHS ENDED       OCTOBER 31,         COMMENCED) TO
                                                                 APRIL 30,        ------------------      OCTOBER 31,
                                                                  2001(a)         2000(a)    1999(a)        1998(a)
                                                              ----------------    -------    -------    ----------------
Net asset value, beginning of period                              $  8.79         $  9.79    $  7.49        $ 12.56
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       0.06           (0.06)      0.01           0.31(b)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (1.00)          (0.94)      2.37          (5.07)
========================================================================================================================
    Total from investment operations                                (0.94)          (1.00)      2.38          (4.76)
========================================================================================================================
Redemptions fees retained                                              --              --         --           0.28
------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                              --              --      (0.08)         (0.59)
========================================================================================================================
Net asset value, end of period                                    $  7.85         $  8.79    $  9.79        $  7.49
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(c)                                                    (10.80)%        (10.21)%    32.14%        (39.76)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $57,245         $79,754    $49,723        $   154
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers                                                   2.36%(d)        2.47%      2.51%          2.68%(e)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                2.73%(d)        2.55%      2.98%          3.09%(e)
========================================================================================================================
Ratio of net investment income (loss) to average net assets          1.55%(d)       (0.56)%     0.08%          3.09%(e)
========================================================================================================================
Ratio of interest expense to average net assets                      0.00%           0.01%      0.01%          0.20%(e)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                                52%            192%       125%           111%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.14 per share.
(c) Does not include contingent deferred sales charges and is not annualized for period less than one year.
(d)  Ratios are annualized and based on average daily net assets of $68,793,391.
(e)  Annualized.

                                                                                  CLASS C
                                                              ------------------------------------------------
                                                                                                 MARCH 1, 1999
                                                                                                  (DATE SALES
                                                              SIX MONTHS ENDED    YEAR ENDED     COMMENCED) TO
                                                                 APRIL 30,        OCTOBER 31,     OCTOBER 31,
                                                                  2001(a)           2000(a)         1999(a)
                                                              ----------------    -----------    -------------
Net asset value, beginning of period                              $  8.79           $  9.79         $ 7.47
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       0.06             (0.06)            --
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (1.01)            (0.94)          2.32
==============================================================================================================
    Total from investment operations                                (0.95)            (1.00)          2.32
==============================================================================================================
Net asset value, end of period                                    $  7.84           $  8.79         $ 9.79
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                    (10.81)%          (10.21)%        31.06%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $ 1,546           $ 1,618         $  412
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers                                                   2.36%(c)          2.47%          2.51%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                2.73%(c)          2.55%          2.98%(d)
==============================================================================================================
Ratio of net investment income (loss) to average net assets          1.55%(c)         (0.56)%         0.08%(d)
==============================================================================================================
Ratio of interest expense to average net assets                      0.00%             0.01%          0.01%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate                                                52%              192%           125%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for period less than one year.
(c)  Ratios are annualized and based on average daily net assets of $1,582,885.
(d)  Annualized.

NOTE 9-SUBSEQUENT EVENT

The Board of Trustees unanimously approved, on June 12, 2001, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Latin American Growth Fund ("Latin American Growth Fund"), a series of the Trust, would transfer substantially all of its assets to AIM Developing Markets Fund ("Developing Markets Fund"). As a result of the transaction, shareholders of Latin American Growth Fund would receive shares of Developing Markets Fund in exchange for their shares of Latin American Growth Fund, and Latin American Growth Fund would cease operations.
  The Plan requires approval of Latin American Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in August 2001. If the Plan is approved by shareholders of Latin American Growth Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

BOARD OF TRUSTEES                           OFFICERS                               OFFICE OF THE FUND
C. Derek Anderson                           Robert H. Graham                       11 Greenway Plaza
Senior Managing Partner,                    Chairman and President                 Suite 100
Plantagenet Capital Management, LLC                                                Houston, TX 77046
(an investment partnership);                Dana R. Sutton
Chief Executive Officer,                    Vice President and Treasurer           INVESTMENT MANAGER
Plantagenet Holdings, Ltd.
(an investment banking firm)                Melville B. Cox                        A I M Advisors, Inc.
                                            Vice President                         11 Greenway Plaza
Frank S. Bayley                                                                    Suite 100
Partner, law firm of                        Gary T. Crum                           Houston, TX 77046
Baker & McKenzie                            Vice President
                                                                                   SUB-ADVISOR
Robert H. Graham                            Carol F. Relihan
President and Chief Executive Officer,      Vice President and Secretary           INVESCO Asset Management Ltd.
A I M Management Group Inc.                                                        11 Devonshire Square
                                            Mary J. Benson                         London EC2M 4YR
Ruth H. Quigley                             Assistant Vice President and           England
Private Investor                            Assistant Treasurer
                                                                                   TRANSFER AGENT
                                            Juan E. Cabrera, Jr.
                                            Assistant Secretary                    A I M Fund Services, Inc.
                                                                                   P.O. Box 4739
                                            Jim A. Coppedge                        Houston, TX 77210-4739
                                            Assistant Secretary
                                                                                   CUSTODIAN
                                            Renee A. Friedli
                                            Assistant Secretary                    State Street Bank and Trust Company
                                                                                   225 Franklin Street
                                            P. Michelle Grace                      Boston, MA 02110
                                            Assistant Secretary
                                                                                   COUNSEL TO THE FUND
                                            John H. Lively
                                            Assistant Secretary                    Kirkpatrick & Lockhart LLP
                                                                                   1800 Massachusetts Avenue, N.W.
                                            Sheri Steward Morris                   Washington, D.C. 20036-1800
                                            Assistant Vice President and
                                            Assistant Treasurer                    COUNSEL TO THE TRUSTEES

                                            Nancy L. Martin                        Paul, Hastings, Janofsky & Walker LLP
                                            Assistant Secretary                    Twenty Third Floor
                                                                                   555 South Flower Street
                                            Ofelia M. Mayo                         Los Angeles, CA 90071
                                            Assistant Secretary
                                                                                   DISTRIBUTOR
                                            Lisa Moss
                                            Assistant Secretary                    A I M Distributors, Inc.
                                                                                   11 Greenway Plaza
                                            Kathleen J. Pflueger                   Suite 100
                                            Assistant Secretary                    Houston, TX 77046

                                            Stephen R. Rimes
                                            Assistant Secretary

                                            Timothy D. Yang
                                            Assistant Secretary

                             EQUITY FUNDS

     DOMESTIC EQUITY FUNDS                  INTERNATIONAL/GLOBAL EQUITY FUNDS        A I M Management Group Inc. has provided
                                                                                     leadership in the mutual fund industry
        MORE AGGRESSIVE                             MORE AGGRESSIVE                  since 1976 and managed approximately
                                                                                     $154 billion in assets for nine million
AIM Small Cap Opportunities(1)       AIM Latin American Growth                       shareholders, including individual
AIM Mid Cap Opportunities(1)         AIM Developing Markets                          investors, corporate clients and
AIM Large Cap Opportunities(2)       AIM European Small Company                      Financial institutions, as of March 31,
AIM Emerging Growth                  AIM Asian Growth                                2001.
AIM Small Cap Growth(1)              AIM Japan Growth                                   The AIM Family of Funds--Registered
AIM Aggressive Growth                AIM International Emerging Growth               Trademark-- is distributed nationwide,
AIM Mid Cap Growth                   AIM European Development                        and AIM today is the eighth-largest
AIM Small Cap Equity                 AIM Euroland Growth                             mutual fund complex in the United States
AIM Capital Development              AIM Global Aggressive Growth                    in assets under management, according to
AIM Constellation                    AIM International Equity                        Strategic Insight, an independent mutual
AIM Dent Demographic Trends          AIM Advisor International Value                 fund monitor. AIM is a subsidiary of
AIM Select Growth                    AIM Worldwide Spectrum                          AMVESCAP PLC, one of the world's largest
AIM Large Cap Growth                 AIM Global Trends
AIM Weingarten                       AIM Global Growth                               independent financial services companies
AIM Mid Cap Equity                                                                   with $370 billion in assets under
AIM Value II                                                                         management as of March 31, 2001.
AIM Charter                                        MORE CONSERVATIVE
AIM Value
AIM Blue Chip                                     SECTOR EQUITY FUNDS
AIM Basic Value
AIM Large Cap Basic Value                           MORE AGGRESSIVE
AIM Balanced
AIM Advisor Flex                     AIM New Technology
                                     AIM Global Telecommunications and Technology
       MORE CONSERVATIVE             AIM Global Infrastructure
                                     AIM Global Resources
                                     AIM Global Financial Services
                                     AIM Global Health Care
                                     AIM Global Consumer Products and Services
                                     AIM Advisor Real Estate
                                     AIM Global Utilities

                                                   MORE CONSERVATIVE

                            FIXED-INCOME FUNDS

   TAXABLE FIXED-INCOME FUNDS                 TAX-FREE FIXED-INCOME FUNDS

        MORE AGGRESSIVE                             MORE AGGRESSIVE

AIM Strategic Income                 AIM High Income Municipal
AIM High Yield II                    AIM Tax-Exempt Bond of Connecticut
AIM High Yield                       AIM Municipal Bond
AIM Income                           AIM Tax-Free Intermediate
AIM Global Income                    AIM Tax-Exempt Cash
AIM Floating Rate
AIM Intermediate Government                        MORE CONSERVATIVE
AIM Limited Maturity Treasury
AIM Money Market

       MORE CONSERVATIVE

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) Closed to new investors. (2) AIM Large Cap Opportunities Fund closed to new investors Sept. 29, 2000.
    FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after July 20, 2001, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

[DALBAR AWARDS LOGO APPEARS HERE]                        [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--
                                                          INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                                                       DVM-SAR-1

A I M Distributors, Inc.